Provision for legal proceedings and judicial deposits - Summary of Provision for Legal Proceedings and Judicial Deposits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provision for legal proceedings	R$ 1,644,061	R$ 1,360,898	R$ 1,354,171
Judicial deposit	923,061	875,842
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	647,610	635,406	589,180
Judicial deposit	500,484	462,197
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	585,034	350,769
Judicial deposit	169,857	140,833
Legal proceedings provision, labor [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	411,417	374,723	R$ 432,464
Judicial deposit	R$ 252,720	R$ 272,812